Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition (Details) - Fair Value, Recurring [Member] - CNY (¥)
¥ in Thousands
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition [Line Items]
Short-term investments - debt security	¥ 346	¥ 2,450
Investments – equity security recorded within other current assets and other non-current assets	41,247	239,565
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition [Line Items]
Short-term investments - debt security
Investments – equity security recorded within other current assets and other non-current assets	19	2,746
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition [Line Items]
Short-term investments - debt security	346	2,450
Investments – equity security recorded within other current assets and other non-current assets
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition [Line Items]
Short-term investments - debt security
Investments – equity security recorded within other current assets and other non-current assets	¥ 41,228	¥ 236,819